Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000016557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	16.29%	1.57%		5.08%
C000016560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.47%	2.03%		4.91%
C000205760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000016561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000063926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016557
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%	2.78%		5.70%
Without Sales Load [Member] | C000016560
Average Annual Return [Line Items]
Average Annual Return, Percent	22.47%	2.03%		4.91%
Without Sales Load [Member] | C000205760
Average Annual Return [Line Items]
Average Annual Return, Percent	23.64%	3.04%	4.64%
Without Sales Load [Member] | C000016561
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%	2.97%		5.89%
Without Sales Load [Member] | C000063926
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%	3.03%		5.96%
DWS Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
DWS Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
DWS Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%	7.10%
DWS Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%
DWS Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	7.46%		7.69%